VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 2.3%
Wells Fargo & Co.	3,741,395	$146,550,442
Capital Goods: 12.3%
3M Co.	1,221,669	158,096,185
Boeing Co. *	1,094,123	149,588,496
Emerson Electric Co.	1,891,944	150,485,226
Honeywell International, Inc.	439,075	76,315,626
Masco Corp.	3,159,926	159,892,256
Rockwell Automation, Inc.	399,529	79,630,125
		774,007,914
Commercial & Professional Services: 5.1%
CoStar Group, Inc. *	1,430,958	86,444,173
Equifax, Inc.	826,436	151,055,972
TransUnion	1,021,731	81,728,263
		319,228,408
Consumer Durables & Apparel: 2.6%
Polaris, Inc. †	1,627,383	161,566,584
Diversified Financials: 8.7%
Berkshire Hathaway, Inc. *	276,636	75,527,161
BlackRock, Inc.	258,384	157,366,191
Charles Schwab Corp.	1,306,035	82,515,291
Intercontinental Exchange, Inc.	846,781	79,631,285
State Street Corp.	1,243,424	76,657,090
T Rowe Price Group, Inc.	643,679	73,128,371
		544,825,389
Food, Beverage & Tobacco: 7.9%
Campbell Soup Co.	2,141,380	102,893,309
Constellation Brands, Inc.	409,596	95,460,444
Kellogg Co.	2,757,782	196,740,168
Philip Morris International, Inc.	1,008,349	99,564,380
		494,658,301
Health Care Equipment & Services: 7.9%
Medtronic Plc	1,730,256	155,290,476
Veeva Systems, Inc. *	915,444	181,294,530
Zimmer Biomet Holdings, Inc.	1,488,227	156,353,128
		492,938,134
Materials: 3.6%
Compass Minerals International, Inc. †	1,600,241	56,632,529
Ecolab, Inc.	1,080,839	166,189,805
		222,822,334
Media & Entertainment: 7.1%
Alphabet, Inc. *	70,309	153,221,591
Comcast Corp.	1,993,669	78,231,572
Meta Platforms, Inc. *	862,675	139,106,344
	Number of Shares	Value
Media & Entertainment (continued)
Walt Disney Co. *	799,761	$75,497,438
		446,056,945
Pharmaceuticals, Biotechnology & Life Sciences: 7.3%
Biogen, Inc. *	843,319	171,986,477
Gilead Sciences, Inc.	2,925,550	180,828,245
Merck & Co., Inc.	1,179,041	107,493,168
		460,307,890
Retailing: 5.9%
Amazon.com, Inc. *	1,285,447	136,527,326
Etsy, Inc. *	1,612,740	118,068,695
MercadoLibre, Inc. *	181,384	115,518,028
		370,114,049
Semiconductors & Semiconductor Equipment: 9.5%
Intel Corp.	4,123,981	154,278,129
KLA Corp.	256,699	81,907,517
Lam Research Corp.	341,614	145,578,806
Microchip Technology, Inc.	1,224,122	71,097,006
Teradyne, Inc.	1,595,276	142,856,966
		595,718,424
Software & Services: 19.7%
Adobe, Inc. *	406,883	148,943,591
Blackbaud, Inc. *	1,576,560	91,550,839
Guidewire Software, Inc. *	2,042,868	145,023,199
Microsoft Corp.	625,262	160,586,039
Salesforce, Inc. *	868,487	143,335,095
ServiceNow, Inc. *	328,374	156,148,405
Tyler Technologies, Inc. *	446,645	148,500,530
Western Union Co.	10,050,858	165,537,631
Workday, Inc. *	536,403	74,871,131
		1,234,496,460
Total Common Stocks (Cost: $7,117,895,068)		6,263,291,274

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $13,591,506)
Money Market Fund: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio	13,591,506	13,591,506
Total Investments: 100.1% (Cost: $7,131,486,574)		6,276,882,780
Liabilities in excess of other assets: (0.1)%		(3,347,946)
NET ASSETS: 100.0%		$6,273,534,834

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $60,594,050.
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VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	7.1%	$446,056,945
Consumer Discretionary	8.5	531,680,633
Consumer Staples	7.9	494,658,301
Financials	11.0	691,375,831
Health Care	15.2	953,246,024
Industrials	17.5	1,093,236,322
Information Technology	29.2	1,830,214,884
Materials	3.6	222,822,334
	100.0%	$6,263,291,274

Transactions in securities of affiliates for the period ended June 30, 2022:

	Value 9/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2022
Compass Minerals International, Inc.	$173,938,089	$98,068,462	$(122,586,536)	$(59,549,151)	$1,389,242	$(33,238,335)	$	–(a)

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
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